Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	524.78
Total Offset Amount	0.00
Net Fee	524.78
Narrative - Max Aggregate Offering Price	$ 3,800,000.00
Final Prospectus	true